Investment Properties - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [abstract]
Fair value of investment properties	₩ 1,755,600	₩ 1,962,779
Rental income from investment properties	₩ 205,993	₩ 184,670